UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/28/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.7%)(a)
	Rating(RAT)	Principal amount	Value

California (1.0%)

CA State G.O. Bonds
5 1/4s, 2/1/29	A1	$1,250,000	$1,501,888
5s, 11/1/32	A1	1,250,000	1,396,988

			2,898,876
Delaware (0.6%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5s, 1/1/42	A1	1,595,000	1,835,271

			1,835,271
Guam (1.2%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,267,549

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,119,320

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	450,000	476,073

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	549,250

			3,412,192
Indiana (1.1%)

IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1, 0.11s, 2/1/37	VMIG1	3,200,000	3,200,000

			3,200,000
Missouri (0.1%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. A, 0.1s, 9/1/30	VMIG1	400,000	400,000

			400,000
New Jersey (79.3%)

Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa3	1,859,000	1,970,131

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,500,852

Camden Cnty., Impt. Auth. VRDN (Sr. Redev. Harvest Village), Ser. A, 0.12s, 7/1/29	A-1	1,115,000	1,115,000

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,694,609
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,258,420
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,329,560

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,798,680

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,658,000
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	4,374,180

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,661,929
5s, 4/1/23	AA+	500,000	581,970

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	AA-	1,720,000	2,196,990

Jersey City, Swr. Auth. Rev. Bonds, AMBAC, 6 1/4s, 1/1/14	A+/P	430,000	436,828

Middlesex Cnty., Rev. Bonds (Civic Sq. IV Redev.), 5s, 10/15/28	AA+	2,495,000	3,163,435

Middlesex Cnty., Impt. Auth. Lease Rev. Bonds (Perth Amboy Muni. Complex), FGIC, NATL, 5s, 3/15/31 (Prerefunded 3/15/13)	BBB+/P	1,500,000	1,501,980

Middletown, Twp. Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,775,415

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,377,091

Morris Cnty., G.O. Bonds, 3s, 2/1/16	Aaa	1,550,000	1,660,236

New Brunswick, Pkg. Auth. Rev. Bonds (City Gtd. Pkg.)
5s, 9/1/30	A+	250,000	284,820
5s, 9/1/29	A+	250,000	285,478

Newark, G.O. Bonds (Qualified Gen. Impt.), Ser. A, 5s, 7/15/15	A1	1,500,000	1,645,935

Newark, Hsg. Auth. Rev. Bonds (Port Auth. Newark Marine Term.), NATL, 5 1/4s, 1/1/22 (Prerefunded 1/1/14)	BBB	2,260,000	2,352,750

NJ Env. Infrastructure Trust Rev. Bonds, Ser. B, 5s, 9/1/30	Aaa	1,445,000	1,661,331

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA-	5,000,000	6,136,250
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	1,158,900
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	3,050,675
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39	BBB+	2,000,000	2,244,700
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,631,370
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	1,750,000	1,750,875
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	Baa1	2,000,000	2,281,180
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	618,924
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	931,824
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	AA-	1,000,000	1,103,580
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,581,579
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	3,161,497
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,569,915
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,764,754
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	793,890
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A1	1,000,000	1,120,430
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	537,365
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,587,300
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,116,630
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,691,311
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	413,340
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,634,040
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/18	Baa3	1,000,000	1,049,780

NJ Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.12s, 7/1/43	A-1	2,665,000	2,665,000
(Virtua Hlth.), Ser. B, 0.1s, 7/1/43	A-1	3,000,000	3,000,000
(Compensation Program), Ser. A-4, 0.08s, 7/1/27	VMIG1	1,425,000	1,425,000

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/32	A1	1,250,000	1,469,725

NJ State G.O. Bonds
5s, 6/1/27 (Prerefunded 6/1/17)	Aa3	1,500,000	1,771,665
Ser. Q, 5s, 8/15/19	Aa3	1,400,000	1,718,248

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	2,400,000	1,551,240

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	1,300,000	1,304,017
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	789,615
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BBB-	800,000	876,448
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,759,126
(School Fac. Construction), Ser. N-1, AMBAC, 5 1/2s, 9/1/24	A1	1,500,000	1,924,470
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	1,500,000	1,711,080
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A1	500,000	555,335
(School Fac.), Ser. U, AGM, 5s, 9/1/32	AA-	1,000,000	1,111,820
(Paterson Charter School), Ser. C, 5s, 7/1/32	BBB-	1,125,000	1,148,456
(Seeing Eye, Inc.), 5s, 6/1/32	A	2,015,000	2,313,442
(School Fac. Construction), Ser. P, 5s, 9/1/30 (Prerefunded 9/1/15)	A1	2,040,000	2,272,172
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,051,990
Ser. II, 5s, 3/1/27	A1	2,000,000	2,321,660
5s, 6/15/26	Baa1	2,000,000	2,273,160
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A	1,500,000	1,818,510
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23 (Prerefunded 3/1/15)	AA-	2,545,000	2,778,809
(School Facs. Construction), Ser. NN, 5s, 3/1/19	A1	2,000,000	2,384,340

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4 3/4s, 6/15/32	Baa3	1,000,000	1,061,580

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	206,138

NJ State Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	BBB	1,500,000	1,581,495

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,500,000	3,830,190
Ser. B, 5.6s, 11/1/34	A2	500,000	571,710
Ser. D, 4 7/8s, 11/1/29	A2	700,000	751,954

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32	Baa1	500,000	625,180
(Georgian Court College), Ser. C, U.S. Govt. Coll., 6 1/2s, 7/1/33 (Prerefunded 7/1/13)	AA+	1,250,000	1,275,313
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,051,500
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,892,120
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,028,840
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	560,160
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	1,575,000	1,699,016
(Ramapo College of NJ), Ser. B, 5s, 7/1/37	A2	820,000	926,124
(Rider U.), Ser. A, 5s, 7/1/37	Baa1	500,000	540,215
(Rider U.), Ser. A, 5s, 7/1/32	Baa1	1,200,000	1,330,752
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	A2	1,000,000	1,128,610
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	A1	2,000,000	2,257,220
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa2	1,000,000	1,068,740
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA-	1,000,000	1,132,890
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA-	1,500,000	1,703,355
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,743,810
(William Paterson U.), Ser. A, NATL, FGIC, 5s, 7/1/22 (Prerefunded 7/1/14)	A1	1,110,000	1,179,098
(Princeton U.), Ser. B, 5s, 7/1/21	Aaa	765,000	971,672
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded 7/1/14)	A+	1,565,000	1,662,421
(Montclair State U.), Ser. J, 5s, 7/1/19	A1	455,000	530,580
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	AA-	4,315,000	4,588,010
(Rampo College of NJ), Ser. B, 4s, 7/1/25	A2	1,515,000	1,632,246

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,944,268
Ser. 2, 5s, 12/1/26	Aa3	1,200,000	1,315,932
Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,804,900
Ser. A, 5s, 6/1/18	AA	2,000,000	2,252,380

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Barnabas Corp.), Ser. A, 5s, 7/1/22	Baa1	1,000,000	1,200,260

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	695,000	735,407
Ser. E1, AGM, 5.7s, 5/1/20	AA-	385,000	385,508
Ser. A, 4.2s, 11/1/32	A+	1,000,000	1,023,290

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	2,490,000	2,748,537
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,242,080
Ser. A, AMBAC, 5s, 1/1/30 (Prerefunded 7/1/13)	A+	3,000,000	3,046,260
Ser. B, 5s, 1/1/21	A+	2,500,000	3,060,800
Ser. A, AGM, 5s, 1/1/20 (Prerefunded 7/1/13)	AA-	4,000,000	4,061,680
Ser. B, 5s, 1/1/19	A+	1,000,000	1,198,120

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5 7/8s, 12/15/38	A1	1,350,000	1,607,256
(Trans. Syst.), Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,154,290
(Trans. Syst.), Ser. D, 5 1/4s, 12/15/23	A1	2,000,000	2,503,860
(Trans. Syst.), Ser. A, AGM, AMBAC, 5s, 12/15/32	AA-	2,500,000	2,870,800
(Trans. Syst.), Ser. A, AMBAC, 5s, 12/15/27	A1	2,475,000	2,833,529
(Trans. Program), Ser. AA, 5s, 6/15/20	A1	1,000,000	1,211,260
(Trans. Syst.), Ser. A, zero %, 12/15/33	A1	5,100,000	2,039,541

NJ State Trans. Trust Fund Auth. VRDN (Trans. Syst.), Ser. C, 0.09s, 6/15/32	VMIG1	1,500,000	1,500,000

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	589,734
zero %, 12/15/26	Aa3	1,000,000	615,810

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	2,000,000	2,231,620

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa3	1,130,000	1,313,795

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,532,500

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa2	1,800,000	1,858,032

Rutgers State U. Rev. Bonds
Ser. A, 6.4s, 5/1/13	Aa2	875,000	883,496
Ser. F, 5s, 5/1/30	Aa2	1,000,000	1,157,850
Ser. E, FGIC, NATL, 5s, 5/1/25	Aa2	1,330,000	1,390,954

Rutgers State U. VRDN, Ser. A, 0.09s, 5/1/18	VMIG1	3,935,000	3,935,000

South Jersey, Trans. Auth. Rev. Bonds, Ser. A, 5s, 11/1/29	A-	2,000,000	2,291,560

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	Aa2	1,500,000	774,660

Tobacco Settlement Fin. Corp. Rev. Bonds
6 3/8s, 6/1/32 (Prerefunded 6/1/12) (Prerefunded 6/1/13)	Aaa	1,285,000	1,304,057
Ser. 1A, 5s, 6/1/41	B2	2,000,000	1,758,760
Ser. 1A, 4 3/4s, 6/1/34	B2	2,000,000	1,736,460
Ser. 1A, 4 5/8s, 6/1/26	B1	2,500,000	2,393,475
Ser. 1A, 4 1/2s, 6/1/23	B1	1,220,000	1,213,985

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,667,430

Wayne Twp., School Dist. G.O. Bonds, 4s, 7/15/19	AA-	785,000	899,524

Woodbridge Twp., Board of Ed. G.O. Bonds, 4 1/2s, 7/15/26	Aa2	1,000,000	1,146,200

			235,176,856
New York (4.8%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,922,851

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.11s, 11/1/22	VMIG1	1,030,000	1,030,000

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	750,000	869,325

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa3	5,000,000	6,215,844

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	540,000	540,054
(JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,175,550

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa3	1,250,000	1,477,350

			14,230,974
Pennsylvania (1.4%)

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A
5s, 7/1/25	A2	1,000,000	1,189,310
5s, 7/1/24	A2	1,000,000	1,197,510

Delaware River Port Auth. PA & NJ Rev. Bonds (Port Dist.), 5s, 1/1/18	Baa3	1,500,000	1,709,700

			4,096,520
Puerto Rico (7.9%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	BBB	1,975,000	2,090,044
Ser. A, FGIC, 5 1/2s, 7/1/21	BBB	1,490,000	1,614,966
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	Baa2	2,500,000	2,724,250

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	BBB-	3,300,000	3,388,704
6s, 7/1/38	BBB-	840,000	870,425

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/29	BBB+	1,000,000	1,008,830

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	BBB	1,000,000	1,064,470
Ser. X, 5 1/2s, 7/1/13 (Escrowed to maturity)	AAA/P	150,000	152,540

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds
(Cogen. Fac.-AES), 6 5/8s, 6/1/26	Ba1	1,000,000	1,000,040
(Intl. American U.), 5s, 10/1/31	A-	250,000	266,028

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, AMBAC, 5 1/2s, 7/1/25	BBB+	1,025,000	1,091,082

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	BBB	1,000,000	1,022,570
(Govt. Fac.), Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	BBB	570,000	572,628

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A+	5,000,000	5,485,950
Ser. C, 5 1/4s, 8/1/40	Aa3	1,000,000	1,093,680

			23,446,207
Texas (0.5%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.1s, 12/1/24	A-1+	1,500,000	1,500,000

			1,500,000
Utah (0.3%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. D, 0.1s, 5/15/36	A-1+	1,000,000	1,000,000

			1,000,000
Virgin Islands (0.5%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	501,548
Ser. A-1, 5s, 10/1/39	Baa2	525,000	550,426
Ser. A, 5s, 10/1/25	Baa2	450,000	499,284

			1,551,258
TOTAL INVESTMENTS

Total investments (cost $267,567,342)(b)			$292,748,154

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $296,573,819.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $267,454,528, resulting in gross unrealized appreciation and depreciation of $25,445,731 and $152,105, respectively, or net unrealized appreciation of $25,293,626.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State government	16.5%
	Health care	15.2
	Education	11.9
	Local government	11.0
	Prerefunded	10.9
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	12.4%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$292,748,154	$—

Totals by level	$—	$292,748,154	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013